Subsequent Events (Details) - Schedule of reduction to additional paid-in capital - shares	Sep. 30, 2021	Oct. 19, 2020
Schedule of reduction to additional paid-in capital [Abstract]
Common Stock outstanding prior to the Business Combination	11,500,000
Less Redemptions	(6,202,903)
Net of Redemptions	5,297,097
Shares issued in PIPE Financing	12,500,000	11,500,000
Sponsor Shares	2,573,213
Legacy Shares	79,699,128
Total Shares of Common Stock immediately after the Business Combination	100,069,438